1933 Act File No. 333-272579

1940 Act File No. 811-23883

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 5	[X]

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 7	[X]

THE 2023 ETF SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

(Address of Principal Executive Offices)

(614) 416-9058

(Registrant’s Telephone Number)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Copy to:

W. John McGuire, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

[ ]	60 days after filing pursuant to paragraph (a) (1) of Rule 485.	[ ]	On (Date) pursuant to paragraph (a) (1) of Rule 485.
[ ]	75 days after filing pursuant to paragraph (a) (2) of Rule 485.	[ ]	On (Date) pursuant to paragraph (a) (2) of Rule 485.
[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485.	[X]	On November 4, 2024 pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A for The 2023 ETF Series Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until November 4, 2024, the effectiveness of Post-Effective Amendment No. 1 (“PEA No. 1”), which was filed with the Commission via EDGAR Accession No. 0001398344-24-013307 on July 30, 2024, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 1 by means of this filing, Parts A, B and C of PEA No. 1, as indicated below, are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Atlas America Fund is incorporated herein by reference to Part A of PEA No. 1.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Atlas America Fund is incorporated herein by reference to Part B of PEA No. 1.

PART C – OTHER INFORMATION

The Part C for the Atlas America Fund is incorporated herein by reference to Part C of PEA No. 1.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 5 to the registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland and State of Maine, on this 31st day of October, 2024.

The 2023 ETF Series Trust

By:	/s/ Trent Statczar
Trent Statczar President (Principal Executive Officer)

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert Howard*	Chair and Member of the Board of Trustees	October 31, 2024
Robert Howard

/s/ Joan Binstock*	Member of the Board of Trustees	October 31, 2024
Joan Binstock

/s/ Thomas F. Lydon, Jr.*	Member of the Board of Trustees	October 31, 2024
Thomas F. Lydon, Jr.

/s/ Ellen Needham*	Member of the Board of Trustees	October 31, 2024
Ellen Needham

/s/ Trent Statczar	President (Principal Executive Officer)	October 31, 2024
Trent Statczar

/s/ Michael Minella	Treasurer (Principal Financial and	October 31, 2024
Michael Minella	Accounting Officer)

/s/ Trent Statczar

*	Trent Statczar, Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Exhibit (q) to the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC via EDGAR Accession No. 0001398344-23-011924 on June 9, 2023.